CONDENSED BALANCE SHEETS (Parentheticals) - ₪ / shares		Jun. 30, 2023		Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)		₪ 0.3	[1]	₪ 0.3
Ordinary shares, shares authorized		5,000,000	[1]	5,000,000
Ordinary shares, shares issued	[1]	1,090,452		1,081,755
Ordinary shares, shares outstanding		1,090,452		1,081,755

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (note 4d).